Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
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Cash and cash equivalents
24.	Cash and cash equivalents

	31 December 2018	31 December 2017
Cash in hand	144	192
Banks	7,413,113	4,712,141
- Demand deposits	587,007	603,553
- Time deposits	6,826,106	4,108,588
Other cash and cash equivalents	5,982	—

Cash and cash equivalents	7,419,239	4,712,333

As at 31 December 2018, the average effective interest rates of TL, USD and EUR time deposits are 22.5%, 5.9% and 3.3% (31 December 2017: 14.3%, 5.8% and 2.2%) respectively.

As at 31 December 2018, average maturity of time deposits is 35 days (31 December 2017: 32 days).